NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
Nature Of Operations
NATURE OF OPERATIONS

First Mining Gold Corp. (formerly First Mining Finance Corp.) (the “Company” or “First Mining”) was incorporated in Canada on April 4, 2005. The Company changed its name to First Mining Gold Corp. in January 2018.

First Mining is a Canadian-focused gold exploration and development company. The Company’s primary focus is the development and permitting of its Springpole Gold Project and the advanced exploration of its Goldlund Gold Project, both located in northwestern Ontario.

First Mining is a public company which is listed on the Toronto Stock Exchange (the “TSX”) under the symbol “FF”, on the OTCQX under the symbol “FFMGF”, and on the Frankfurt Stock Exchange under the symbol “FMG”.

The Company’s head office and principal address is Suite 2070 – 1188 West Georgia Street, Vancouver, British Columbia, Canada, V6E 4A2.